Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
Summary of information about the warrant liability that is measured at fair value on a recurring basis
	Level 1	Level 2	Level 3	Total
As of December 31, 2016 Warrant Liability	$—	$—	$799,201	$799,201

Summary of change in the estimated fair value of level 3 liabilities

	Beginning Value of Level 3 Liability	Issuance of Common Stock Warrants	Change in Fair Value of Level 3 Liability	Conversion into Additional Paid-in Capital	Ending Fair Value of Level 3 Liability
For the year ended December 31, 2016	$—	$756,001	$43,200	$—	$799,201

For the year ended December 31, 2015	$601,889	$47,479	$501,617	$(1,150,985)	$—